CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash, cash equivalents and restricted cash	¥ 2,533	¥ 295
Loans receivable, net of credit impairment losses	193,682	556,112
Prepaid expenses	6,129	4,629
Total current assets	202,344	561,036
NON-CURRENT ASSETS
Property, plant and equipment	36,325	39,228
Intangible asset	444,847	5
Total non-current assets	81,172	39,233
Total assets	283,516	600,269
CURRENT LIABILITIES
Loans payable	161,439	161,439
Convertible notes payable	10,011	7,264
Salary and benefit payable	14,013	12,179
Income taxes payable	32,477	32,477
Interest payable	90,898	72,810
Other payable	25,833	25,942
Total current liabilities	334,671	312,111
Capital and reserve attributable to equity holders of the Company
Share capital	3,810	340
Additional paid-in capital	438,193	383,684
Statutory reserve	18,706	18,706
General risk reserve	9,180	9,180
Currency translation reserve	1,422	231
Accumulated losses	497,691	181,049
Non-controlling interests	21,931	57,528
Total shareholders' equity	(51,155)	288,158
Total equity and liabilities	¥ 283,516	¥ 600,269